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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06551

                           Morgan Stanley Growth Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                          10020
    (Address of principal executive offices)                          (Zip code)

                               Ronald E. Robison
             1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: March 31, 2006

Date of reporting period: December 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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MORGAN STANLEY GROWTH FUND
PORTFOLIO OF INVESTMENT DECEMBER 31, 2005 (UNAUDITED)

NUMBER OF
  SHARES                                                                       VALUE
---------                                                                  ------------
            COMMON STOCKS (97.9%)
            Advertising/Marketing Services (1.9%)
 148,477    Getty Images, Inc.*                                            $ 13,254,542
                                                                           ------------
            Air Freight/Couriers (2.8%)
 251,609    C.H. Robinson Worlwide, Inc.                                      9,317,081
 143,338    Expeditors International of Washington, Inc.                      9,676,748
                                                                           ------------
                                                                             18,993,829
                                                                           ------------
            Biotechnology (1.9%)
 143,758    Genentech, Inc.*                                                 13,297,615
                                                                           ------------
            Casino/Gaming (2.3%)
 503,491    International Game Technology                                    15,497,453
                                                                           ------------
            Chemicals: Agricultural (4.1%)
 364,906    Monsanto Co.                                                     28,291,162
                                                                           ------------
            Computer Peripherals (0.0%)
 206,600    Seagate Technology, Inc. (Escrow)* **                                     0
                                                                           ------------
            Computer Processing Hardware (4.1%)
 165,768    Apple Computer, Inc.*                                            11,917,061
 546,747    Dell, Inc.*                                                      16,396,943
                                                                           ------------
                                                                             28,314,004
                                                                           ------------
            Data Processing Services (1.4%)
 244,618    Paychex, Inc.                                                     9,324,838
                                                                           ------------
            Discount Stores (6.9%)
 543,730    Costco Wholesale Corp.                                           26,898,323
 177,758    Sears Holdings Corp.*                                            20,536,382
                                                                           ------------
                                                                             47,434,705
                                                                           ------------
            Finance/Rental/Leasing (1.5%)
 294,243    Countrywide Financial Corp.                                      10,060,168
                                                                           ------------
            Financial Conglomerates (2.6%)
 358,483    Brookfield Asset Management Inc. (Class A) (Canada)              18,042,449
                                                                           ------------
            Financial Publishing/Services (1.5%)
 169,605    Moody's Corp.                                                    10,417,139
                                                                           ------------
            Gas Distributors (1.3%)
 117,531    Questar Corp.                                                     8,897,097
                                                                           ------------
            Home Building (1.5%)
 261,678    Pulte Homes, Inc.                                                10,299,646
                                                                           ------------
            Home Improvement Chains (2.6%)
 444,821    Home Depot, Inc. (The)                                           18,006,354
                                                                           ------------
            Hotels/Resorts/Cruiselines (2.9%)
 372,189    Carnival Corp. (Panama)                                          19,900,946
                                                                           ------------
            Industrial Conglomerates (1.3%)
 321,160    Tyco International Ltd. (Bermuda)                                 9,268,678
                                                                           ------------

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
            Insurance Brokers/Services (1.5%)
 318,208    Marsh & McLennan Companies, Inc.                                 10,106,286
                                                                           ------------
            Internet Retail (2.4%)
 353,071    Amazon.com, Inc.*                                                16,647,298
                                                                           ------------
            Internet Software/Services (8.2%)
  80,768    Google, Inc. (Class A)*                                          33,507,412
 581,927    Yahoo!, Inc.*                                                    22,799,900
                                                                           ------------
                                                                             56,307,312
                                                                           ------------
            Investment Banks/Brokers (2.0%)
  36,578    Chicago Mercantile Exchange Holdings, Inc.                       13,442,049
                                                                           ------------
            Managed Health Care (3.2%)
 350,596    UnitedHealth Group Inc.                                          21,786,035
                                                                           ------------
            Medical Specialties (4.0%)
  71,049    Alcon, Inc. (Switzerland)                                         9,207,950
 211,019    Dade Behring Holdings, Inc.                                       8,628,567
 195,244    St. Jude Medical, Inc.*                                           9,801,249
                                                                           ------------
                                                                             27,637,766
                                                                           ------------
            Miscellaneous Commercial Services (3.4%)
 156,175    Corporate Executive Board Co. (The)                              14,008,897
 223,953    Iron Mountain, Inc.*                                              9,455,296
                                                                           ------------
                                                                             23,464,193
                                                                           ------------
            Motor Vehicles (2.3%)
 299,930    Harley-Davidson, Inc.                                            15,443,396
                                                                           ------------
            Oil & Gas Production (5.7%)
 254,240    Southwestern Energy Co.*                                          9,137,386
 534,867    Ultra Petroleum Corp. (Canada)*                                  29,845,579
                                                                           ------------
                                                                             38,982,965
                                                                           ------------
            Other Consumer Services (6.8%)
 242,182    Apollo Group, Inc. (Class A)*                                    14,642,324
 743,214    eBay, Inc.*                                                      32,144,006
                                                                           ------------
                                                                             46,786,330
                                                                           ------------
            Personnel Services (1.7%)
 292,050    Monster Worldwide, Inc.*                                         11,921,481
                                                                           ------------
            Property - Casualty Insurers (3.5%)
   8,211    Berkshire Hathaway, Inc. (Class B)*                              24,103,391
                                                                           ------------
            Recreational Products (2.3%)
 299,539    Electronic Arts, Inc.*                                           15,668,885
                                                                           ------------
            Semiconductors (1.5%)
 180,004    Marvell Technology Group, Ltd. (Bermuda)*                        10,096,424
                                                                           ------------
            Specialty Telecommunications (1.4%)
 355,137    Crown Castle International Corp.*                                 9,556,737
                                                                           ------------
            Telecommunication Equipment (1.0%)
 335,226    Corning, Inc.*                                                    6,590,543
                                                                           ------------
            Tobacco (2.3%)
 211,817    Altria Group, Inc.                                               15,826,966
                                                                           ------------
            Wireless Telecommunications (4.1%)
 958,332    America Movil S.A. de C.V. (Series L) (ADR) (Mexico)             28,040,794
                                                                           ------------

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
            TOTAL INVESTMENT
            (Cost $568,575,612) (a)                                 97.9%   671,709,476
            OTHER ASSETS IN EXCESS OF LIABILITIES                    2.1     14,213,908
                                                                   -----   ------------
            NET ASSETS                                             100.0%  $685,923,384
                                                                   =====   ============

----------
ADR  American Depositary Receipt.

*    Non-income producing security.

** A security with total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

(a) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $118,512,897 and the aggregate gross unrealized depreciation is $15,379,033, resulting in net unrealized appreciation of $103,133,864.

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ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Growth Fund


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
February 09, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
February 09, 2006


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
February 09, 2006


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